Taxes - Income tax - Tax position in the statement of financial position (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Current tax assets, current	€ 128	€ 120		€ 119
Current tax liabilities, current	673	748		755
Net current tax	(545)	(629)		(636)	€ (464)
Deferred tax asset	731	992	€ 2,893	1,366
Deferred tax liability	855	703	€ 2,156	631
Net deferred tax	(124)	289		735	€ 931
France tax group subsidiaries [member]
Disclosure of subsidiaries [line items]
Current tax liabilities, current	359	385		438
Net current tax	(359)	(385)		(438)
Deferred tax asset	384	633		977
Net deferred tax	384	633		977
Spain subsidiaries [member]
Disclosure of subsidiaries [line items]
Current tax assets, current	12
Current tax liabilities, current		32		4
Net current tax	12	(32)		(4)
Deferred tax asset		11		50
Deferred tax liability	95
Net deferred tax	(95)	11		50
Africa & Middle-East subsidiaries [member]
Disclosure of subsidiaries [line items]
Current tax assets, current	45	43		32
Current tax liabilities, current	228	212		182
Net current tax	(183)	(168)		(150)
Deferred tax asset	103	92		84
Deferred tax liability	55	55		42
Net deferred tax	48	37		42
United Kingdom subsidiaries [member]
Disclosure of subsidiaries [line items]
Current tax liabilities, current	4	30		34
Net current tax	(4)	(30)		(34)
Deferred tax asset		1
Deferred tax liability	600	539		531
Net deferred tax	(600)	(538)		(531)
Other subsidiaries [member]
Disclosure of subsidiaries [line items]
Current tax assets, current	70	76		87
Current tax liabilities, current	82	90		97
Net current tax	(12)	(14)		(10)
Deferred tax asset	244	255		255
Deferred tax liability	105	108		58
Net deferred tax	€ 139	€ 147		€ 197